UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-01920


                                  Stralem Fund
               (Exact name of registrant as specified in charter)


                 645 Madison Ave, 13th floor, New York NY 10022


               (Address of principal executive offices) (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:212-888-8123


Date of fiscal year end: December 31, 2004


Date of reporting period: June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                  STRALEM FUND

                              STRALEM BALANCED FUND
                               STRALEM EQUITY FUND


                              FINANCIAL STATEMENTS

                                  JUNE 30, 2005

                                   (unaudited)

STRALEM FUND
-------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005
(unaudited)
                                                                              Stralem Balanced    Stralem Equity
                                                                                    Fund               Fund
--------------------------------------------------------------------------  ------------------    ---------------
ASSETS
Investments, at fair value
    Common stocks (Stralem Balanced Fund cost $28,418,454,
       Stralem Equity Fund cost $47,971,476)                                $     34,462,710    $   55,660,896
   United States Government obligations (Stralem Balanced Fund
           cost $23,830,319, Stralem Equity Fund cost $1,998,137)                 25,715,632         1,998,137
    Money market mutual funds                                                      1,680,027         1,931,312
                                                                            ----------------    --------------

                                                                                  61,858,369        59,590,345

Receivable for shares sold                                                                 -           126,000
Interest and dividends receivable                                                    210,464            46,426
Cash and other                                                                        64,006            63,392
                                                                            ----------------    --------------

                                                                                  62,132,839        59,826,163

LIABILITIES
   Accrued expenses                                                                   33,340            25,886
    Advisory and administrative fees payable to adviser                              141,090           214,920
                                                                            ----------------    --------------

                                                                                     174,430           240,806
                                                                            ----------------    --------------

Net assets applicable to outstanding shares of beneficial interest          $     61,958,409    $   59,585,357
                                                                            ================    ==============

Net asset value per share - based on 4,720,973.650 shares (Stralem                 $13.12            $108.18
Balanced Fund) and 550,773.053 shares (Stralem Equity Fund)
of beneficial interest outstanding
(offering price and redemption price)

Analysis of net assets:
    Paid-in capital                                                         $     51,501,342    $   55,613,173
    Undistributed ordinary income                                                    668,324           117,966
    Net undistributed capital gains (losses)                                       1,859,174        (3,835,202)
    Net unrealized appreciation                                                    7,929,569         7,689,420
                                                                            ----------------    --------------

                                                                            $     61,958,409    $   59,585,357
                                                                            ================    ==============

See notes to financial statements                                             2

STRALEM EQUITY
FUND
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2005
(unaudited)

       Number of
   Shares/Face Value                                                                                          Fair Value
  -------------------                                                                                     ------------------
                          Common stocks (55.71%):
                             Aerospace/Defense (3.24%):
     26,200                     L-3 Communications Holdings, Inc                                           $      2,006,396
                              Electrical Utilities (3.33%):
     22,600                       Consolidated Edison, Inc                                                        1,058,584
     22,200                        Progress Energy, Inc                                                           1,004,328
                             Electrical Equipment (2.98%):
     29,400                     Emerson Electric Co                                                               1,841,322
                              Health Care - Equipment (2.37%):
    *23,800                       Boston Scientific Corp                                                            642,600
     15,900                     Medtronic Inc                                                                       823,461
                             Health Care - Managed Care (4.38%):
     52,000                     UnitedHealth Group, Inc                                                           2,711,280
                             Industrial Machinery (2.73%):
     23,700                     Ingersoll-Rand Co Ltd                                                             1,690,995
                              Insurance-Multi-Line (7.55%):
     33,400                        American International Group, Inc                                              1,940,540
     35,200                        Loews Corporation                                                              2,728,000
                              Oil & Gas Integrated (1.60%):
     17,700                        Chevron Corp.                                                                    989,784
                             Pharmaceuticals (8.14%):
     38,900                        Abbott Laboratories                                                            1,906,489
     27,200                     Johnson & Johnson                                                                 1,768,000
     49,400                     Pfizer Incorporated                                                               1,362,452
                              Restaurants (3.91%):
     87,100                        McDonald's Corporation                                                         2,417,025
                              Retail - Home Improvement (7.58%):
     57,900                        Home Depot, Inc                                                                2,252,310
     41,900                        Lowes Companies, Inc                                                           2,439,418
                              Semiconductor (3.01%):
     71,300                     Intel Corp.                                                                       1,858,079
                              Services - Data Processing (2.63%):
     *37,200                       Computer Sciences Corp                                                         1,625,640
                              Systems Software (2.26%):
       56,200                      Microsoft Corp.                                                                1,396,007
                                                                                                       --------------------

                                                                                                                 34,462,710
                                                                                                       --------------------
                          United States Government obligations (41.57%):
                             Treasury bonds and notes (39.96%):
   $  2,000,000                 February 15, 2006; 5.625%                                                         2,028,750
   $  9,000,000                 February 15, 2007; 2.25%                                                          8,814,375
    $13,000,000                 May 15, 2009; 5.50%                                                              13,873,438

                               Treasury bills (1.61%):
   $  1,000,000                    July 14, 2005                                                                    999,069
                                                                                                       --------------------

                                                                                                                 25,715,632
                          Money market mutual funds (2.72%):
                              Dreyfus NY Muni Cash Management Fund                                                1,680,027
                                                                                                       --------------------

                          Total Portfolio (cost $53,928,800)                                               $     61,858,369
                                                                                                           ================

*Nonincome producing

See notes to financial statements                                             3

STRALEM BALANCED FUND
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2005
(unaudited)


       Number of
   Shares/Face Value                                                                                          Fair Value
  -------------------                                                                                     ------------------
                          Common stocks (93.41%):
                             Aerospace/Defense (3.30%):
     25,700                     L-3 Communications Holdings, Inc                                           $      1,968,106
                              Diversified Chemicals (3.82%):
     41,300                        Eastman Chemical Co                                                            2,277,695
                              Electrical Utilities (13.73%):
     38,000                        Ameren Corp.                                                                   2,101,400
     44,400                       Consolidated Edison, Inc                                                        2,079,696
     43,800                        Progress Energy, Inc                                                           1,981,512
     58,200                        Southern Co.                                                                   2,017,794
                             Electrical Equipment (3.07%):
     29,200                     Emerson Electric Co                                                               1,828,796
                              Gas Utilities (3.26%):
     47,700                        KeySpan Corporation                                                            1,941,390
                              Health Care - Equipment (2.33%):
    *26,150                       Boston Scientific Corp                                                            706,050
     13,200                     Medtronic Inc                                                                       683,628
                             Health Care - Managed Care (3.38%):
     38,600                     UnitedHealth Group, Inc                                                           2,012,604
                              Household Appliances (3.96%):
     33,750                        Whirlpool Corp                                                                 2,366,213
                             Industrial Machinery (3.09%):
     25,800                     Ingersoll-Rand Co Ltd                                                             1,840,830
                              Insurance-Multi-Line (6.99%):
     35,300                        American International Group, Inc                                              2,050,930
     27,300                        Loews Corporation                                                              2,115,750
                              Oil & Gas Exploration/Production (5.82%):
     21,300                        Burlington Resources, Inc                                                      1,176,612
     45,200                        Devon Energy Corp.                                                             2,290,736
                              Oil & Gas Integrated (5.88%):
     41,800                        Chevron Corp.                                                                  2,337,456
     15,200                        Occidental Petroleum Corp                                                      1,169,336
                              Oil & Gas Refining/Marketing (3.95%):
     20,700                        Sunoco, Inc                                                                    2,353,176
                             Pharmaceuticals (7.25%):
     29,300                        Abbott Laboratories                                                            1,435,993
     22,050                     Johnson & Johnson                                                                 1,433,250
     52,600                     Pfizer Incorporated                                                               1,450,708
                              Restaurants (2.98%):
     63,900                        McDonald's Corporation                                                         1,773,225
                              Retail - Home Improvement (6.47%):
     48,800                        Home Depot, Inc                                                                1,898,320
     33,600                        Lowes Companies, Inc                                                           1,956,192
                              Semiconductor (2.68%):
     61,200                     Intel Corp.                                                                       1,594,872
                              Services - Data Processing (2.31%):
    *31,500                        Computer Sciences Corp                                                         1,376,550
                              Systems Software (2.32%):
     55,600                        Microsoft Corp.                                                                1,381,104


See notes to financial statements                                             4

STRALEM EQUITY FUND
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)

June 30, 2005
(unaudited)




       Number of
   Shares/Face Value                                                                                          Fair Value
  -------------------                                                                                     ------------------
                          Common stocks (continued):
                              Thrift & Mortgage Financing (3.79%):
     34,600                        Federal Home Loan Mortgage Corp.                                        $      2,256,958
                              Tobacco (3.03%):
     27,900                        Altria Group, Inc                                                              1,804,014
                                                                                                       --------------------

                                                                                                                 55,660,896
                          United States Government obligations (3.35%):
                              Treasury bills (3.35%):
$ 2,000,000                        July 14, 2005                                                                  1,998,137
                                                                                                       --------------------

                          Money market mutual funds (3.24%):
                             Dreyfus NY Muni Cash Management Fund                                                 1,931,312
                                                                                                       --------------------


                          Total Portfolio (cost $51,900,925)                                               $     59,590,345
                                                                                                           ================

* Nonincome producing

See notes to financial statements                                             5

STRALEM FUND
-------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2005
(unaudited)

                                                                                         Stralem Balanced       Stralem
                                                                                                                 Equity
                                                                                              Fund                Fund
Investment income:
   Interest                                                                            $       539,771     $        37,717
   Dividends                                                                                   225,797             562,418
                                                                                       ---------------     ---------------

                                                                                               765,568             600,135
                                                                                       ---------------     ---------------

Expenses:
   Investment advisory                                                                         297,046             408,587
   Legal fees                                                                                   36,565              34,755
   Auditing fees                                                                                15,204              15,204
   Administration expenses                                                                      12,398              19,367
   Directors' fees                                                                               2,221               2,221
   Taxes                                                                                         1,810                 724
    Regulatory                                                                                   1,004               1,004
   Miscellaneous                                                                                 6,198               6,059
                                                                                       ---------------     ---------------

                                                                                               372,446             487,921
                                                                                       ---------------     ---------------

Net investment income                                                                          393,122             112,214
                                                                                       ---------------     ---------------

Net realized gain from security transactions                                                 1,855,075           2,031,118
Net (decrease) in unrealized appreciation of investments                                    (3,077,665)            (48,263)
                                                                                       ----------------    ----------------

Net (loss) gain on investments                                                              (1,222,590)          1,982,855
                                                                                       ----------------    ---------------

Net (decrease) increase in net assets resulting from operations                        $      (829,468)    $     2,095,069
                                                                                       ================    ===============

See notes to financial statements                                             6

STRALEM FUND
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                        Stralem Balanced Fund                   Stralem Equity Fund
                                                    ----------------------------           -------------------------
                                                    Six Months                             Six Months
                                                      Ended            Year Ended            Ended             Year Ended
                                                     June 30,          December 31,         June 30,          December 31,
                                                       2005              2004                2005                 2004
                                                   -------------      ------------        ----------         --------------
                                                   (unaudited)                            (unaudited)
Operations:
   Net investment income                        $       393,122     $     1,166,993    $       112,214     $       329,184
   Net realized gain from security transactions       1,855,075           5,024,739          2,031,118             923,215
   Net (decrease) increase in unrealized
                   appreciation of investments       (3,077,665)         (2,366,415)           (48,263)          4,844,263
                                                ----------------    ---------------    ----------------    ---------------

                                                       (829,468)          3,825,317          2,095,069           6,096,662
                                                ----------------    ---------------    ---------------     ---------------

Distributions to shareholders:
   Investment income                                          -          (1,158,630)                 -            (319,650)
   Realized gains                                             -          (5,020,720)                 -                   -
                                                ---------------     ---------------    ---------------     ---------------

                                                              -          (6,179,350)                 -            (319,650)
                                                ---------------     ---------------    ---------------     ---------------

Capital share transactions:
   Proceeds from shares sold                          3,260,418          10,146,633         10,622,230          10,801,663
   Proceeds from reinvestments of dividends           4,792,117           2,029,521            298,885             188,104
   Cost of shares redeemed                           (2,331,554)         (7,516,311)          (456,834)         (2,025,164)
                                                ----------------    ---------------    ----------------    ---------------

                                                      5,720,981           4,659,843         10,464,281           8,964,603
                                                ---------------     ---------------    ---------------     ---------------

Increase in net assets                                4,891,513           2,305,810         12,559,350          14,741,615
Net assets at January 1                              57,066,896          54,761,086         47,026,007          32,284,392
                                                ---------------     ---------------    ---------------     ---------------

Net assets at June 30,                          $    61,958,409     $    57,066,896    $    59,585,357     $    47,026,007
                                                ===============     ===============    ===============     ===============
Accumulated undistributed net investment
   income at end of year                        $       668,324     $       275,202    $       117,966     $         5,752
                                                ===============     ===============    ===============     ===============

Number of trust shares:
   Sold                                           246,536.194          726,080.465       102,064.052          114,687.747
   Issued on reinvestment of dividends            361,669.257          147,280.214            2,899.831         2,066.843
   Redeemed                                      (178,447.160)        (525,248.320)         (4,401.910)       (19,708.510)
                                                --------------      --------------     ----------------    --------------

   Net increase in shares outstanding             429,758.291          348,112.359       100,561.973           97,046.080
                                                =============       ==============     =============       ==============

See notes to financial statements                                             7

STRALEM FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2005
(unaudited)


NOTE A - ORGANIZATION

Stralem Balanced Fund (the "Balanced Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Balanced Fund and the Equity Fund are non-diversified, open-ended management investment companies. The Balanced Fund's investment objective is to realize both income and capital appreciation to maximize total return. The Equity Fund's investment objective is long-term capital appreciation.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

[1]   Security valuation:

      Investments in securities are valued at the last reported sales price on the last business day of the period; if there have been no sales for any business day, a security is valued at the last reported sale price. United States Treasury notes are valued at the last reported sale price; if there are no trades in any business day, then they are valued at the average of the last reported bid and asked prices. United States Treasury bills (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value. Call options written are valued at the last reported sales price of the day; if there are no trades in any business day, then they are valued at the average of the last reported bid and asked prices. Securities for which market quotations are not readily available, are valued at fair value by management in accordance with the Trust's policy and approved by the Board of Trustees.

[2]   Federal income taxes:

      Each Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

[3]   Use of estimates:

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

[4]   Other:

      Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.

      When an option is written, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments.

      Distributions to shareholders presented in the Statement of Changes in Net Assets represent their tax character.

STRALEM FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2005
(unaudited)

NOTE C - RELATED PARTY TRANSACTIONS

The Balanced Fund has an investment advisory agreement with Stralem & Company Incorporated (the "Investment Adviser") that provides for a quarterly fee of .25 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Balanced Fund for the first $50,000,000 of net asset value, decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately .75 of 1% and .50 of 1%, respectively, annually). In addition, the Balanced Fund reimburses the Investment Adviser for its expenses attributable to the administration of the Balanced Fund, including a proportionate part of the compensation of the employees of the Investment Adviser who perform services, other than investment advisory services, for the Balanced Fund. Such reimbursement is limited by the investment advisory agreement to $25,000 per annum. The Investment Adviser may also act as broker-dealer to the Balanced Fund. During the six months ended June 30, 2005, the Balanced Fund placed all of its brokerage transactions with the Investment Adviser who in turn, executed these transactions with Pershing LLC, the Trust's custodian. During the six months ended June 30, 2005, the Balanced Fund's brokerage commissions amounted to approximately $17,000 of which approximately $3,700 was paid to Pershing LLC and $13,300 was paid to the Investment Adviser.

The Equity Fund has an investment advisory agreement with the Investment Adviser that provides for a quarterly fee of .375 of 1% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Equity Fund for the first $100,000,000 of net asset value, decreasing to a quarterly rate of .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). In addition, the Equity Fund reimburses the Investment Adviser for its expenses attributable to the administration of the Equity Fund, including a proportionate part of the compensation of the employees of the Investment Adviser who perform services, other than investment advisory services, for the Equity Fund. The Investment Adviser may also act as broker-dealer to the Equity Fund. During the six months ended June 30, 2005, the Equity Fund placed substantially all of its brokerage transactions with the Investment Adviser who in turn, executed these transactions with Pershing LLC, the Trust's custodian. During the six months ended June 30, 2005, the Equity Fund's brokerage commissions on trades placed with the Investment Adviser amounted to approximately $21,000 of which $6,000 was paid to Pershing LLC and $15,000 was paid to the Investment Adviser.

The Equity Fund's investment advisory agreement was amended effective July 1, 2005 and provides for a quarterly fee of .3125 of 1% (equivalent to approximately 1.25% annually) of the average weekly net asset value of the Equity Fund for the first $50,000,000 of net asset value, decreasing to a quarterly rate of .25 of 1% for the next $50,000,000 and .1875 of 1% thereafter (equivalent to approximately 1.00% and .75%, respectively, annually).

At a meeting held on June 8, 2005, the Board of Trustees approved an amended and restated investment advisory agreement for both Funds subject to approval by the shareholders of each Fund at a shareholders meeting to be held on September 12, 2005. The new investment advisory agreement deletes all references to administrative services which are instead contained in a separate administrative services agreement between the Funds and the Investment Adviser. Under the separate administrative services agreement, the Funds will pay the Investment Adviser an annual administration fee, payable quarterly, of 0.15% for the first $50 million, 0.125% for the next $50 million and 0.10% over $100 million of the average weekly net assets of each Fund.

Certain officers and a trustee of the Trust are also officers of the Investment Adviser.

STRALEM FUND
-------------------------------------------------------------------------------

NOTE D - INVESTMENT TRANSACTIONS


                                                                            Stralem Balanced   Stralem Equity
                                                                                  Fund              Fund
                                                                             ---------------   --------------

[1]   Gross unrealized appreciation at June 30, 2005 (Stralem Balanced
        Fund - cost* $32,550,786 and Stralem Equity Fund -
        cost*  $29,429,312)                                                  $    9,346,418     $  9,429,053
      Gross unrealized (depreciation) at June 30, 2005 (Stralem                                  (1,739,633)
                                                                                                 ----------
        Balanced Fund - cost* $18,698,918 and Stralem Equity Fund -
        cost* $18,542,164 )                                                     (1,416,849)
                                                                             --------------

      Net unrealized appreciation                                            $   7,929,569      $  7,689,420
                                                                             ============       =============

*U.S. Federal income tax basis


[2]
        Purchases**                                                        $     9,709,685      $ 17,111,985
        Sales**                                                            $    12,643,818     $   9,546,056

      **Excluding short-term securities


NOTE E - FEDERAL TAX INFORMATION

At December 31, 2004 the Equity Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

            Expiring
          December 31,                             Amount

             2009                              $      163,346
             2010                                   4,116,386
             2011                                   1,586,380
                                               --------------

                                               $    5,866,112
                                               ==============

STRALEM FUND
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
(for a share outstanding throughout the period)



                                                           Stralem Balanced Fund                 Stralem Equity Fund
                                                        ------------------------------       -----------------------------
                                                        Six Months                           Six Months
                                                           Ended            Year Ended          Ended          Year Ended
                                                         June 30,           December 31,      June 30,         December 31,
                                                           2005                2004             2005              2004
                                                        ----------          ------------     ----------        -----------
                                                        (unaudited)                         (unaudited)

Net asset value, beginning of period                   $   13.30          $    13.89       $104.45          $      91.41
                                                       ---------          ----------       -------          ------------

(Loss) Income from investment operations:
   Net investment income                                     .08                 .27              .20                .72
   Net (losses) or gains on securities                      (.26)                .58             3.53              13.03
                                                   --------------        -----------      -----------       ------------

Total from investment (loss) income                         (.18)                .85             3.73              13.75
                                                   --------------        -----------      -----------       ------------

Less distributions:
   Dividends from net investment income                          -              (.27)               -               (.71)
   Distributions from capital gains                              -             (1.17)               -                  -
                                                   ---------------       -----------      -----------       ------------

Total distributions                                             -              (1.44)               -               (.71)
                                                   --------------        -----------      -----------       ------------

Net asset value, end of period                         $   13.12          $    13.30       $108.18          $     104.45
                                                   =============          ==========       ==========       ============

Total return                                              (1.35)%              6.16%           3.57%            15.05%
Ratios/supplemental data:
   Net assets, end of period (in thousands)            $   61,958     $        57,067   $       59,585    $        47,026
   Ratio of expenses to average net assets                  1.21%**             1.18%            1.80%**            1.86%
   Ratio of net investment income to average
      net assets                                            1.28%**             1.86%             .41%**             .81%
   Portfolio turnover rate                                 33.00%**            45.00%           38.00%**           26.00%


** Annualized


Note: The returns shown do not reflect the deduction for taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.



See notes to financial statements                                            11

STRALEM FUND
--------------------------------------------------------------------------------

         [OBJECT OMITTED]

Stralem Balanced Fund Portfolio Holdings

Aerospace/Defense                         3.24%
Electric Utilities                        3.33%
Electrical Equipment                      2.98%
Health Care - Managed Care                4.38%
Health Care Equipment                     2.37%
Industrial Machinery                      2.73%
Insurance-Multi-Line                      7.55%
Oil & Gas - Integrated                    1.60%
Pharmaceuticals                           8.14%
Restaurants                               3.91%
Retail - Home Improvement                 7.58%
Semiconductor                             3.01%
Services - Data Processing                2.63%
Systems Software                          2.26%
US Government Obligations                41.57%
Money Market Mutual Funds                 2.72%


         [OBJECT OMITTED]

Stralem Equity Fund Portfolio Holdings

Aerospace/Defense                               3.30%
Diversified Chemicals                           3.82%
Electric Utilities                             13.73%
Electrical Equipment                            3.07%
Gas Utilities                                   3.26%
Health Care - Managed Care                      3.38%
Health Care Equipment                           2.33%
Household Appliances                            3.96%
Industrial Machinery                            3.09%
Insurance-Multi-Line                            6.99%
Oil & Gas  Exploration/Production               5.82%
Oil & Gas  Integrated                           5.88%
Oil & Gas  Refining/Marketing                   3.95%
Pharmaceuticals                                 7.25%
Restaurants                                     2.98%
Retail - Home Improvement                       6.47%
Semiconductor                                   2.68%
Services - Data Processing                      2.31%
Systems Software                                2.32%
Thrift & Mortgage Financing                     3.79%
Tobacco                                         3.03%
US Government Treasury Bills                    3.35%
Money Market Mutual Funds                       3.24%


Percentages are based on each Funds' total portfolio.

See notes to financial statements                                            12

Performance Table: Stralem Balanced Fund

------------------------------------------------------------------------ -------------- --------------- ---------------
Average Annual Total Returns                                                  One            Five            Ten
(for the periods ended June 30, 2005)                                        Year           Years           Years
------------------------------------------------------------------------ -------------- --------------- ---------------
Return Before Taxes                                                          4.80%           0.47%          7.87%
------------------------------------------------------------------------ -------------- --------------- ---------------
Return After Taxes on Distributions*                                         2.73%          -1.09%          6.00%
------------------------------------------------------------------------ -------------- --------------- ---------------
Return After Taxes on Distributions and Sale of Fund Shares*                   2.32%        -0.82%          4.55%
------------------------------------------------------------------------ -------------- --------------- ---------------
S&P 500 Index**                                                              6.32%          -2.37%          9.94%
-----------------------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. ** The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. This is shown with dividends included and reflects no deduction for fees, expenses, or taxes.



Performance Table: Stralem Equity Fund

---------------------------------------------------------------------- -------------- -------------- -------------------
Average Annual Total Returns                                                One           Five       (Since Inception
(for the periods ended June 30, 2005)                                      Year           Years       January 18, 2000)
---------------------------------------------------------------------- -------------- -------------- -------------------
Return Before Taxes                                                       15.18%          1.74%            2.21%
---------------------------------------------------------------------- -------------- -------------- -------------------
Return After Taxes on Distributions*                                      14.90%          1.43%            1.89%
---------------------------------------------------------------------- -------------- -------------- -------------------
Return After Taxes on Distributions and Sale of Fund Shares*              12.23%          1.31%            1.99%
---------------------------------------------------------------------- -------------- -------------- -------------------
S&P 500 Index**                                                            6.32%         -2.37%            -2.15%
------------------------------------------------------------------------------------------------------------------------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. ** The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. This is shown with dividends included and reflects no deduction for fees, expenses, or taxes.


See notes to financial statements                                            13

                           DISCLOSURE OF FUND EXPENSES

                                     Example

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses which are deducted from each funds' gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

                                 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs in investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Stralem Balanced Fund

                                    ----------------------------------- -------------------------- -------------------------
                                      Beginning Account Value 1/1/05      Ending Account Value       Expenses Paid During
                                                                                 6/30/05                   Period *
                                    ----------------------------------- -------------------------- -------------------------
                Actual                             $1,000.00                      $974.40                     $6.01
--------------------------------------- -------------------------------- -------------------------- --------------------------
Hypothetical (5% return before                     $1,000.00                     $1,037.90                    $6.20
expenses)
--------------------------------------- -------------------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 184/366.


Stralem Equity Fund

                                    ----------------------------------- -------------------------- -------------------------
                                      Beginning Account Value 1/1/05      Ending Account Value       Expenses Paid During
                                                                                 6/30/05                   Period *
                                    ----------------------------------- -------------------------- -------------------------
                Actual                             $1,000.00                     $1,017.70                    $9.13
--------------------------------------- -------------------------------- -------------------------- --------------------------
Hypothetical (5% return before                     $1,000.00                     $1,032.00                    $9.19
expenses)
--------------------------------------- -------------------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/366.

See notes to financial statements                                            14

      Additional Information

      Proxy Voting Policies and Procedures
      A description of Stralem Fund's proxy voting policies and procedures is available, without charge, upon request by calling Stralem collect at 212-888-8123 or on the SEC's website at http://www.sec.gov. Each Fund's proxy voting record for the most recent 12-month period ended June 30th is available from the SEC's website at www.sec.gov or upon request by calling Stralem at the above number.

      Quarterly Portfolio Holdings
      The Funds' Form N-Q containing a complete schedule of portfolio holdings for the first and third quarters of each fiscal year is available on the SEC's website at http://www.sec.gov or is available upon request, without charge, by calling Stralem collect at 212-888-8123.

      Approval of Advisory Agreements
      Each Fund's investment advisory agreement provides that it will continue in effect from year to year so long as its continuance is specifically approved at least annually either (1) by the Board of Trustees ("Board"), or (2) by the vote of a majority of the outstanding shares of a Fund, provided that in either event the continuance is also approved by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. In addition, each investment advisory agreement may be terminated, without the payment of any penalty, at any time by the Board or by the Investment Adviser, or by the vote of a majority of the outstanding shares of a Fund upon not more than 60 days' written notice, and will be automatically terminated upon any assignment thereof.

      At its meeting on March 30, 2005, the Board, including a majority of the Independent Trustees, acting on behalf of each Fund, approved the continuance of each Fund's investment advisory agreement. The Board came to its decision after reviewing information about the Investment Adviser and considering all factors that it deemed relevant, including, among other things: the nature and quality of the services the Investment Adviser provides to each Fund and its shareholders, the performance of each Fund, the level of fees paid by each Fund compared to fees paid by other similar funds, the level of profitability of the Investment Adviser and the level of and quality of the Investment Adviser's advisory personnel.

      With respect to the Balanced Fund, the Board compared the Fund's 0.96% average annual advisory fee to the average advisory fee charged to selected funds with similar asset size, investment objectives, and distribution channels included in the Lipper Balanced Fund category and found that the Fund's fee was higher than the average advisory fee of 0.65% for those funds. The Board then compared the Fund's annual expense ratio of 1.18% to the average expense ratio for the total Lipper Balanced Fund universe and found that the Fund's ratio was lower than the category average of 1.29%. The Board then compared the Fund's average annual performance (which is net of expenses) to the average annual performance contained in the Lipper Balanced Fund universe and found that the Fund's performance was lower than the Lipper universe for the one year ended 12/31/04 (6.16% for the Fund vs. 7.93% for Lipper) and for the five years ended 12/31/04 (1.61% for the Fund vs. 2.01% for Lipper) but was higher than the Lipper universe for the ten years ended 12/31/04 (9.65% vs. 9.09%). The Board considered that the overall expenses of the Fund were generally lower than the Lipper universe and that the one and five year performance was slightly lower than the average performance but higher for the ten years. The Independent Trustees noted their confidence in the capability and integrity of the Investment Adviser. After reviewing this information, the Board, including a majority of the Independent Trustees, determined that, in light of all the relevant factors, the Balanced Fund's investment advisory agreement was reasonable and was in the best interest of the Balanced Fund and its shareholders.

      With respect to the Equity Fund, the Board compared the Fund's 1.50% average annual advisory fee to the average advisory fee charged to selected funds with similar asset size, investment objectives, and distribution channels included in the Lipper Large Cap Growth Fund category and found that the Fund's fee was higher than the average advisory fee of 0.75% for those funds. The Board then compared the Fund's annual expense ratio of 1.86% to the average expense ratio for the Lipper Large Cap Growth Fund universe and considered that the Fund's ratio was higher than the category average of 1.51%. The Board then compared the Fund's average annual performance (which is net of expenses) to the average annual performance contained in the Lipper Large Cap Growth universe and found that the Fund's performance was higher than the Lipper universe for the one year ended 12/31/04 (15.05% for the Fund vs. 7.18% for Lipper) and for the five years ended 12/31/04 since inception of the Fund on 1/18/00 (1.72% for the Fund vs. -8.22% for Lipper). The Board considered that although the overall expenses of the Fund were higher than the Lipper universe average, the performance of the Fund was substantially higher than other funds in the Lipper universe. The Independent Trustees noted their confidence in the capability and integrity of the Investment Adviser. After reviewing this information, the Board, including a majority of the Independent Trustees, determined that, in light of all the relevant factors, the Equity Fund's investment advisory agreement was reasonable and that it was in the best interest of the Equity Fund and its shareholders.

      At that meeting, the Board of Trustees also approved an amendment to the Equity Fund's investment advisory agreement, effective July 1, 2005, reducing the advisory fees from 1.50% annually of the average weekly net asset value for the first $100 million, 1.25% for the next $100 million, and 1.00% thereafter, to 1.25% annually of the average weekly net asset value for the first $50 million; 1.00% for the next $50 million, and 0.75% thereafter.

      At a meeting held on June 8, 2005, the Board of Trustees approved an amended and restated investment advisory agreement for each Fund subject to approval by the shareholders of each Fund at a shareholders meeting to be held on September 12, 2005. The new investment advisory agreement deletes all references to administrative services which are instead contained in a separate administrative services investment advisory agreement between the Funds and the Adviser. Under the separate administrative services investment advisory agreement, the Funds will pay the Investment Adviser an annual administration fee, payable quarterly, of 0.15% for the first $50 million, 0.125% for the next $50 million and 0.10% over $100 million of the average weekly net assets of each Fund.

      Householding
      The Funds will generally send only one copy of the Prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same "household". This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies or do not want your mailings to be "householded," please send us a written request or call us collect at 212-888-8123.

                                  STRALEM FUND

                                    OFFICERS

                         Philippe E. Baumann, President
                        Philippe Labaune, Vice President
                          Adam Abelson, Vice President
                   Hirschel B. Abelson, Secretary & Treasurer
                 Joann Paccione, Assistant Treasurer/Secretary/
                            Chief Compliance Officer

                                    TRUSTEES

----------------------------------------------------------------------------------------------
                                          Term of
                                           Office and
                       Positions Held with Length of    Principal Occupation During the Last 5
Name/Age               Fund                Time Served  Years
----------------------------------------------------------------------------------------------
Philippe Baumann, 75   Trustee and          32          Executive Vice President and Director of
                       President                        the Investment Adviser.
----------------------------------------------------------------------------------------------
Kenneth Pearlman, 75   Trustee              32          Retired. Formerly Managing Director of
                                                        The Evans Partnership (real
                                                        estate partnership).
----------------------------------------------------------------------------------------------
Michael Rubin, 64      Trustee              7.5         Retired
----------------------------------------------------------------------------------------------
Jean Paul Ruff, 70     Trustee              25          President and Chairman, Hawley Fuel Coal,
                                                        Inc
----------------------------------------------------------------------------------------------



                               INVESTMENT ADVISER

                         Stralem & Company, Incorporated
                               645 Madison Avenue
                               New York, NY 10022

                                     OFFICE

                               645 Madison Avenue
                               New York, NY 10022
                            Telephone (212) 888-8123
                               Fax (212) 888-8152

      This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, risks, policies, expenses and other important information. Investors are advised to read the prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. Portfolios can suffer losses as well as gains.

ITEM 2. CODE OF ETHICS.

      Not applicable in semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable in semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable in semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      The Registrant has a separately-designated Audit Committee whose members are Kenneth Pearlman, Jean Paul Ruff and Michael Rubin, all independent Trustees.

ITEM 6. SCHEDULE OF INVESTMENTS.

      Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

      Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
        COMPANIES.

      Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY.

      Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

    (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

    (a) (1) Not applicable in semi-annual report.

    (a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stralem Fund


By (Signature and Title)*  /s/ Philippe E. Baumann
                         ------------------------------------------
                           Philippe E. Baumann, President
                           (Principal Executive Officer)

Date  August 8, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Hirschel B. Abelson
                         ------------------------------------------
                           Hirschel B. Abelson
                           (Principal Financial Officer)

Date  August 8, 2005

                                  CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Philippe E. Baumann, certify that:

1.    I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

      a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial report; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 8, 2005


/s/ Philippe E. Baumann
--------------------------
Philippe E. Baumann
Principal Executive Officer

                                  CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Hirschel B. Abelson, certify that:

1.    I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

      a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

      d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial report; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: August 8, 2005


/s/ Hirschel B. Abelson
--------------------------
Hirschel B. Abelson
Principal Financial Officer

                                  CERTIFICATION
                             Pursuant to Section 906
                        of the Sarbanes-Oxley Act of 2002


      The undersigned, the President of Stralem Fund (the "Funds"), with respect to the Form N-CSR for the period ended June 30, 2005 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

      1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

      2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.


Dated:   August 8, 2005


                                     /s/ Philippe E. Baumann
                                     ------------------------
                                     Philippe E. Baumann
                                     Principal Executive Officer

                                  CERTIFICATION
                             Pursuant to Section 906
                        of the Sarbanes-Oxley Act of 2002


      The undersigned, the Chief Financial Officer of Stralem Fund (the "Funds"), with respect to the Form N-CSR for the period ended June 30, 2005 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

      1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

      2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.


Dated:   August 8, 2005



                                /s/ Hirschel B. Abelson
                                --------------------------
                                Hirschel B. Abelson
                                Principal Financial Officer